Foreign exchange and derivative financial instruments - Foreign Exchange Gains (Losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Apr. 30, 2024	Apr. 29, 2024
Disclosure Of Foreign Exchange Gain (Loss) [Line Items]
Remeasurement and settlement of Euro denominated loan obligations (principal)	$ (46,998)	$ 22,168	$ (12,004)
Remeasurement and settlement of Euro denominated loan obligations (finance cost)	(513)	271	(83)
Other	2,410	(1,593)	106
Total foreign exchange gains/(losses)	(45,101)	20,846	(11,981)
€150,000 Fixed Rate Loan
Disclosure Of Foreign Exchange Gain (Loss) [Line Items]
Notional amount	150,000
Remeasurement and settlement of Euro denominated loan obligations (principal)	(20,415)	2,910
Remeasurement and settlement of Euro denominated loan obligations (finance cost)	(202)	6
Other	0	0
Total foreign exchange gains/(losses)	(20,617)	2,916
€120,000 Fixed Rate Loan
Disclosure Of Foreign Exchange Gain (Loss) [Line Items]
Notional amount			120,000
Remeasurement and settlement of Euro denominated loan obligations (principal)		5,604	(4,608)
Remeasurement and settlement of Euro denominated loan obligations (finance cost)		62	(35)
Other		0	0
Total foreign exchange gains/(losses)		5,666	(4,643)
€100,000 Fixed Rate Loan
Disclosure Of Foreign Exchange Gain (Loss) [Line Items]
Notional amount	100,000			$ 100,000	$ 75,000
Remeasurement and settlement of Euro denominated loan obligations (principal)	(13,610)	6,150
Remeasurement and settlement of Euro denominated loan obligations (finance cost)	(169)	111
Other	0	0
Total foreign exchange gains/(losses)	(13,779)	6,261
€50,000 Fixed Rate Loan
Disclosure Of Foreign Exchange Gain (Loss) [Line Items]
Notional amount	50,000			$ 50,000	$ 45,000
Remeasurement and settlement of Euro denominated loan obligations (principal)	(6,805)	3,178
Remeasurement and settlement of Euro denominated loan obligations (finance cost)	(85)	49
Other	0	0
Total foreign exchange gains/(losses)	(6,890)	3,227
€75,000 Fixed Rate Loan
Disclosure Of Foreign Exchange Gain (Loss) [Line Items]
Notional amount			75,000
Remeasurement and settlement of Euro denominated loan obligations (principal)			(2,880)
Remeasurement and settlement of Euro denominated loan obligations (finance cost)			(22)
Other			0
Total foreign exchange gains/(losses)			(2,902)
€45,000 Fixed Rate Loan
Disclosure Of Foreign Exchange Gain (Loss) [Line Items]
Notional amount			45,000
Remeasurement and settlement of Euro denominated loan obligations (principal)			(1,728)
Remeasurement and settlement of Euro denominated loan obligations (finance cost)			(7)
Other			0
Total foreign exchange gains/(losses)			(1,735)
€32,800 Fixed Rate Loan
Disclosure Of Foreign Exchange Gain (Loss) [Line Items]
Notional amount			32,800
Remeasurement and settlement of Euro denominated loan obligations (principal)	(4,464)	2,168	(1,260)
Remeasurement and settlement of Euro denominated loan obligations (finance cost)	(50)	30	(11)
Other	0	0	0
Total foreign exchange gains/(losses)	(4,514)	2,198	(1,271)
Euro Revolving Credit Facility ("RCF")
Disclosure Of Foreign Exchange Gain (Loss) [Line Items]
Remeasurement and settlement of Euro denominated loan obligations (principal)	(1,704)	2,158	(1,528)
Remeasurement and settlement of Euro denominated loan obligations (finance cost)	(7)	13	(8)
Other	0	0	0
Total foreign exchange gains/(losses)	(1,711)	2,171	(1,536)
Other
Disclosure Of Foreign Exchange Gain (Loss) [Line Items]
Remeasurement and settlement of Euro denominated loan obligations (principal)	0	0	0
Remeasurement and settlement of Euro denominated loan obligations (finance cost)	0	0	0
Other	2,410	(1,593)	106
Total foreign exchange gains/(losses)	$ 2,410	$ (1,593)	$ 106